Going Concern and Management's Plans (Details)	9 Months Ended	12 Months Ended
	Sep. 30, 2019 USD ($) item	Dec. 31, 2018 USD ($)	Sep. 27, 2019 USD ($)	Sep. 30, 2018 USD ($)	Dec. 31, 2017 USD ($)	[1]	Dec. 31, 2016 USD ($)	[1]
Going Concern and Management's Plans
Cash and cash equivalents	$ 1,686,596	$ 3,106,244		$ 16,030,248	$ 7,577,317		$ 4,079,769
Red Rock Group Limited
Going Concern and Management's Plans
Consideration to be received	$ 700,000
GTBs
Going Concern and Management's Plans
Number Of Tokens Held | item	7,294,555
Bitcoins
Going Concern and Management's Plans
Number Of Tokens Held | item	2,763
Ethereum
Going Concern and Management's Plans
Number Of Tokens Held | item	21,312
$2.5 million Senior Secured Convertible Debenture due in March 2021 - ID Ventura 7 [Member]
Going Concern and Management's Plans
Senior secured convertible note	$ 2,500,000		$ 2,500,000
Convertible Note | SSSIG
Going Concern and Management's Plans
Additional cash received		$ 1,500,000

[1]	The above consolidated statements of cash flows include Guang Ming. The acquisition of Guang Ming was completed on April 4, 2018 and accounted for as a reorganization of entities under common control and as if it had been owned by the Company since November 10, 2016 in accordance with ASC Subtopic 80550 (See Note 6 “Acquisition”)